Schedule of operating and finance lease expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Amortization of leased asset	$ 5,329	$ 3,550
Total lease expenses	101,168	78,850
General and Administrative Expense [Member]
Lease expenses	96,280	73,811
Lease expenses - short-term
Amortization of leased asset	3,623	3,561
Interest Expense [Member]
Interest on lease liabilities	$ 1,265	$ 1,478